Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 97.0%
Security	Principal Amount (000's omitted)	Value
Bond Bank — 2.3%
Texas Water Development Board, 4.55%, 10/15/38	$1,500	$ 1,554,795
Vermont Municipal Bond Bank, 5.00%, 12/1/28	160	167,259
		$ 1,722,054
Education — 10.8%
Alabama Public School and College Authority, Social Bonds, 4.00%, 11/1/36	$1,500	$ 1,459,230
Allegheny County Higher Education Building Authority, PA, (Carnegie Mellon University), 2.418%, (70% of SOFR + 0.29%), 8/1/27 (Put Date), 2/1/33(1)	1,000	946,960
Bethlehem Area School District Authority, PA, 2.38%, (67% of SOFR + 0.35%), 11/1/25 (Put Date), 1/1/32(1)	2,300	2,211,059
Los Ranchos de Albuquerque, NM, (Albuquerque Academy):
5.00%, 9/1/26	150	156,152
5.00%, 9/1/27	100	105,001
Oklahoma Agricultural and Mechanical Colleges, (Oklahoma State University), 4.00%, 9/1/32	465	461,922
Southcentral Pennsylvania General Authority, (York College of Pennsylvania), 5.00%, 11/1/24	250	255,397
UCF Stadium Corp., FL, 5.00%, 3/1/23	250	250,965
University of California:
5.00%, 5/15/28(2)	1,500	1,605,315
5.00%, 5/15/29(2)	350	378,402
Vermont State Colleges, 5.00%, 7/1/24	100	100,727
West Clark 2000 School Building Corp., IN, 5.00%, 1/15/23	100	100,355
		$ 8,031,485
Electric Utilities — 6.0%
Foley Utilities Board, AL:
5.00%, 11/1/30	$855	$ 911,866
5.00%, 11/1/31	900	958,248
Public Finance Authority, WI, (Duke Energy Progress, LLC), 3.30% to 10/1/26 (Put Date), 10/1/46	1,700	1,661,546
Redding Joint Powers Financing Authority, CA, Electric System Revenue, 4.00%, 6/1/23	175	175,886
Seattle, WA, Municipal Light and Power Revenue, 2.49%, (SIFMA + 0.25%), 11/1/26 (Put Date), 5/1/45(1)	500	487,590
Springfield, IL, Electric System Revenue, 5.00%, 3/1/25	250	257,282
		$ 4,452,418
Security	Principal Amount (000's omitted)	Value
Escrowed/Prerefunded — 0.0%(3)
Royal Oak Hospital Finance Authority, MI, (William Beaumont Hospital), Escrowed to Maturity, 5.00%, 9/1/23	$35	$ 35,507
		$ 35,507
General Obligations — 18.8%
Amarillo Independent School District, TX, (PSF Guaranteed), 5.00%, 2/1/27	$750	$ 798,135
Boulder Valley School District No. Re-2, CO, 4.00%, 12/1/23	25	25,220
Campton Township, IL:
5.00%, 12/15/22	200	200,422
5.00%, 12/15/23	105	106,667
Commonwealth of Massachusetts, 4.00%, 11/1/35	1,000	978,890
Connecticut, 4.00%, 6/1/32	1,000	999,280
Corpus Christi Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/24	395	406,348
Crandall Independent School District, TX, (PSF Guaranteed), 5.00%, 8/15/28	295	318,420
Decatur City Board of Education, AL, 5.00%, 2/1/25	50	51,758
El Monte Union High School District, CA, (Election of 2018):
4.00%, 6/1/31	100	101,552
4.00%, 6/1/32	150	151,905
Hayward Community School District, WI, 5.00%, 3/1/32	750	813,975
Huntsville Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/35	1,405	1,510,164
Illinois, 5.00%, 3/1/25	1,750	1,764,035
Lakeland, FL, 5.00%, 10/1/24	50	51,448
Loudoun County, VA, 5.00%, 12/1/32	2,000	2,246,960
McLean County Public Building Commission, IL, 5.00%, 12/1/22	250	250,333
Pecos-Barstow-Toyah Independent School District, TX, (PSF Guaranteed):
5.00%, 2/15/24	625	639,237
5.00%, 2/15/28	250	268,405
San Diego Unified School District, CA, 0.00%, 7/1/30	1,000	740,190
St. Louis County, MO, Special Obligation Bonds, 5.00%, 12/1/32	1,005	1,088,716
Washington, 4.00%, 7/1/35	500	492,025
		$14,004,085
Hospital — 7.9%
Allegheny County Hospital Development Authority, PA, (Allegheny Health Network Obligated Group), 5.00%, 4/1/31	$1,000	$ 1,029,110

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Hospital (continued)
Allen County, OH, Bon Secours (Mercy Health), 5.00% to 6/4/30 (Put Date), 10/1/51	$1,500	$ 1,569,810
Colorado Health Facilities Authority, (Vail Valley Medical Center):
4.00%, 1/15/25	25	25,209
5.00%, 1/15/23	25	25,077
Greeneville Health and Educational Facilities Board, TN, (Ballad Health), 5.00%, 7/1/28	1,000	1,037,340
Northampton County General Purpose Authority, PA, (St. Luke's University Health Network), 5.00%, 8/15/25	30	30,926
Pima County Industrial Development Authority, AZ, (Tucson Medical Center), 5.00%, 4/1/32	1,000	1,037,170
Public Finance Authority, WI, (Renown Regional Medical Center), 5.00%, 6/1/25	375	383,948
San Diego County, CA, (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	35	36,590
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/22	200	200,220
Wisconsin Health and Educational Facilities Authority, (Advocate Aurora Health Credit Group), 5.00% to 7/29/26 (Put Date), 8/15/54	500	519,025
		$ 5,894,425
Housing — 6.8%
Iowa Finance Authority, SFMR, (FHLMC), (FNMA), (GNMA):
0.85%, 1/1/28	$100	$ 84,340
0.95%, 7/1/28	285	237,835
1.05%, 1/1/29	225	185,447
1.15%, 7/1/29	250	204,290
1.30%, 1/1/30	200	162,228
(SPA: TD Bank, N.A.), 2.15%, 7/1/49(4)	1,500	1,500,000
Massachusetts Housing Finance Agency, 3.95% to 6/1/25 (Put Date), 12/1/49	700	700,007
New York Mortgage Agency:
2.05%, 4/1/28	230	207,154
2.10%, 10/1/28	135	120,781
2.25%, 4/1/30	325	282,831
2.30%, 10/1/30	395	341,616
Tennessee Housing Development Agency, Social Bonds, 5.50%, 1/1/53	1,000	1,034,880
		$ 5,061,409
Insured - Education — 1.5%
Northern Arizona University, (BAM), 5.00%, 6/1/30	$450	$ 488,331
Troy University, AL, (AGM), 5.00%, 11/1/33	590	624,432
		$ 1,112,763
Security	Principal Amount (000's omitted)	Value
Insured - Escrowed/Prerefunded — 0.1%
New Britain, CT:
(BAM), 5.00%, 3/1/25	$50	$ 51,898
(BAM), Escrowed to Maturity, 5.00%, 3/1/23	30	30,179
		$ 82,077
Insured - General Obligations — 3.7%
Fort Bend County Municipal Utility District No. 58, TX, (BAM), 3.00%, 4/1/27	$90	$ 85,774
Glendale Union High School District No. 205, AZ, (AGM), 5.00%, 7/1/33	625	679,175
Rancho Santiago Community College District, CA, (Election of 2002):
(AGM), 0.00%, 9/1/27	750	627,555
(AGM), 0.00%, 9/1/28	1,210	973,590
(AGM), 0.00%, 9/1/30	500	368,320
		$ 2,734,414
Insured - Housing — 6.0%
Connecticut Housing Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 11/15/52(2)	$500	$ 518,850
Nebraska Investment Finance Authority, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.50%, 3/1/52(2)	1,000	1,039,420
Ohio Housing Finance Agency, Social Bonds, (FHLMC), (FNMA), (GNMA), 5.75%, 3/1/54(2)	750	786,157
Texas Department of Housing and Community Affairs, Social Bonds, (GNMA), 5.75%, 1/1/53	2,000	2,095,500
		$ 4,439,927
Insured - Lease Revenue/Certificates of Participation — 0.2%
Highlands County School Board, FL, (BAM), 5.00%, 3/1/26	$180	$ 186,385
		$ 186,385
Insured - Special Tax Revenue — 0.8%
Successor Agency to Riverside County Redevelopment Agency, CA, (AGM), 5.00%, 10/1/24	$10	$ 10,303
Vineyard Redevelopment Agency, UT:
(AGM), 5.00%, 5/1/27	315	333,449
(AGM), 5.00%, 5/1/28	235	251,072
		$ 594,824
Insured - Transportation — 3.5%
New Orleans Aviation Board, LA:
(AGM), 5.00%, 1/1/28	$1,000	$ 1,048,070
(AGM), 5.00%, 1/1/29	1,510	1,575,458
		$ 2,623,528

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Water and Sewer — 0.1%
Hamburg Municipal Authority, PA, Sewer Revenue, (AGM), 2.00%, 10/1/30	$75	$ 62,726
		$ 62,726
Lease Revenue/Certificates of Participation — 1.7%
Aspen Fire Protection District, CO:
4.00%, 12/1/23	$120	$ 120,736
4.00%, 12/1/25	190	192,457
Georgia Municipal Association, Inc., Certificates of Participation, (Atlanta Public Safety), 5.00%, 12/1/23	225	229,153
Greater Texas Cultural Education Facilities Finance Corp., (Epicenter Multipurpose Facilities), 5.00%, 3/1/29	150	160,710
Miami-Dade County School Board, FL, 5.00%, 2/1/24	300	306,084
St. Charles County Public Water Supply District No. 2, MO, 3.00%, 12/1/25	250	244,985
		$ 1,254,125
Other Revenue — 10.5%
Fort Myers, FL, Capital Improvement Revenue:
5.00%, 12/1/27	$255	$ 266,115
5.00%, 12/1/28	545	567,787
5.00%, 12/1/29	600	622,950
Kentucky Public Energy Authority, Gas Supply Revenue, 4.00% to 2/1/28 (Put Date), 2/1/50	1,500	1,418,415
Main Street Natural Gas, Inc., GA, Gas Supply Revenue, 5.00% to 6/1/29 (Put Date), 12/1/52	2,250	2,208,623
New York City Cultural Resources Trust, NY, (Carnegie Hall), 5.00%, 12/1/26	275	290,001
San Antonio, TX, Electric and Gas Systems Revenue, 2.00% to 12/1/27 (Put Date), 2/1/49	2,400	2,175,192
Tennessee Energy Acquisition Corp., Gas Project Revenue, 5.00%, 11/1/22	300	300,000
		$ 7,849,083
Senior Living/Life Care — 5.0%
Baltimore County, MD, (Riderwood Village, Inc.), 4.00%, 1/1/31	$1,225	$ 1,208,891
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.):
5.00%, 11/15/24	60	60,985
5.00%, 11/15/25	60	61,336
5.00%, 11/15/29	830	838,350
California Statewide Communities Development Authority, (American Baptist Homes of the West), 5.00%, 10/1/23	100	100,890
Security	Principal Amount (000's omitted)	Value
Senior Living/Life Care (continued)
Colorado Health Facilities Authority, (Commonspirit Health Obligations), 5.25%, 11/1/34	$500	$ 519,175
Orange County, FL, Health Facilities Authority, (Presbyterian Retirement Communities), 4.00%, 8/1/24	50	49,877
West Cornwall Township Municipal Authority, PA, (Lebanon Valley Brethren Home):
4.00%, 11/15/22	70	69,989
4.00%, 11/15/23	75	74,728
4.00%, 11/15/24	115	113,979
4.00%, 11/15/25	125	123,207
4.00%, 11/15/26	120	117,330
4.00%, 11/15/27	45	43,484
4.00%, 11/15/28	80	76,396
4.00%, 11/15/29	140	132,175
4.00%, 11/15/30	190	177,190
		$ 3,767,982
Special Tax Revenue — 0.9%
Allentown Neighborhood Improvement Zone Development Authority, PA:
5.00%, 5/1/24	$150	$ 151,911
5.00%, 5/1/25	450	454,154
New York Urban Development Corp., Personal Income Tax Revenue, Prerefunded to 3/15/23, 5.00%, 3/15/26	100	100,666
		$ 706,731
Transportation — 6.7%
Central Texas Regional Mobility Authority:
5.00%, 1/1/25	$500	$ 507,790
5.00%, 1/1/27	400	410,524
Commonwealth of Massachusetts Transportation Fund Revenue, 4.00%, 6/1/34	500	495,910
El Paso, TX, (El Paso International Airport), 5.00%, 8/15/25	660	683,555
Hawaii, Highway Revenue, 5.00%, 1/1/29	2,500	2,639,750
Idaho Housing and Finance Association, Federal Highway Trust Fund, 5.00%, 7/15/25	250	260,115
		$ 4,997,644
Water and Sewer — 3.7%
Arizona Water Infrastructure Finance Authority, 5.00%, 10/1/25	$55	$ 56,747
DeKalb County, GA, Water and Sewerage Revenue, 5.00%, 10/1/24	335	345,639
Miami-Dade County, FL, Water and Sewer System Revenue, 5.00%, 10/1/24	1,000	1,031,200

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer (continued)
North Penn Water Authority, PA, 2.70%, (SIFMA + 0.46%), 11/1/23(1)	$400	$ 399,972
Southeast Energy Authority A Cooperative District, AL, 4.00% to 12/1/31 (Put Date), 12/1/51	1,000	900,860
		$ 2,734,418
Total Tax-Exempt Municipal Obligations (identified cost $75,812,801)		$72,348,010

Short-Term Investments — 10.2%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(5)	7,586,492	$ 7,586,492
Total Short-Term Investments (identified cost $7,586,492)		$ 7,586,492
Total Investments — 107.2% (identified cost $83,399,293)		$79,934,502
Other Assets, Less Liabilities — (7.2)%		$(5,369,071)
Net Assets — 100.0%		$74,565,431
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Floating rate security. The stated interest rate represents the rate in effect at October 31, 2022.
(2)	When-issued security.
(3)	Amount is less than 0.05%.
(4)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, is determined by the remarketing agent and represents the rate in effect at October 31, 2022.
(5)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.
At October 31, 2022, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:
Texas	15.6%
Others, representing less than 10% individually	81.4%
The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At October 31, 2022, 9.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 8.2% of total investments.
Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
PSF	– Permanent School Fund
SFMR	– Single Family Mortgage Revenue
SIFMA	– Securities Industry and Financial Markets Association Municipal Swap Index
SOFR	– Secured Overnight Financing Rate
SPA	– Standby Bond Purchase Agreement

The Fund did not have any open derivative instruments at October 31, 2022.
Investments in Affiliated Funds
At October 31, 2022, the value of the Fund's investment in funds that may be deemed to be affiliated was $7,586,492, which represents 10.2% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$9,633,863	$15,094,195	$(24,727,601)	$(457)	$ —	$ —	$1,729	—
Liquidity Fund, Institutional Class(1)	—	71,617,624	(64,031,132)	—	—	7,586,492	98,806	7,586,492
Total				$(457)	$ —	$7,586,492	$100,535
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Parametric
TABS 1-to-10 Year Laddered Municipal Bond Fund
October 31, 2022
Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$72,348,010	$ —	$72,348,010
Short-Term Investments	7,586,492	—	—	7,586,492
Total Investments	$7,586,492	$72,348,010	$ —	$79,934,502
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.